BORROWINGS - Schedule of Long-term Borrowings Maturity (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 110,145,543	$ 30,766,107
2025
Disclosure of detailed information about borrowings [line items]
Borrowings	57,794,807
2026
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 52,350,736